Segment Information - Revenue from Sales (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from export and domestic sales [Abstract]
Revenues	$ 8,414	$ 9,964	$ 10,441
United Kingdom [Member]
Revenues from export and domestic sales [Abstract]
Revenues	6,373	7,943	7,510
Germany [Member]
Revenues from export and domestic sales [Abstract]
Revenues	324	266	304
Japan [Member]
Revenues from export and domestic sales [Abstract]
Revenues	376	435	549
Korea [Member]
Revenues from export and domestic sales [Abstract]
Revenues	360	331	712
Indonesia [Member]
Revenues from export and domestic sales [Abstract]
Revenues	130	67	531
Mexico [Member]
Revenues from export and domestic sales [Abstract]
Revenues	258	357	331
Philippines [Member]
Revenues from export and domestic sales [Abstract]
Revenues	242	225	287
Other Countries [Member]
Revenues from export and domestic sales [Abstract]
Revenues	$ 351	$ 340	$ 217